Trading properties (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Beginning		$ 8,378	$ 22,086
IFRS 15 adjustment			(8,325)
Additions		2,227	3,664
Capitalized finance costs		12	17	$ 24
Currency translation adjustment		878	(1,349)
Transfers		215	53
Impairment		(155)	(46)
Disposals		(4,464)	(7,722)
Ending		7,172	8,378	22,086
Completed Properties [Member]
Disclosure of financial assets [line items]
Beginning		2,686	5,846
IFRS 15 adjustment			(1,558)
Additions		24
Capitalized finance costs
Currency translation adjustment		302	(633)
Transfers		1,238	3,470
Impairment
Disposals		(2,226)	(4,439)
Ending		2,024	2,686	5,846
Properties Under Development [Member]
Disclosure of financial assets [line items]
Beginning	[1]	2,392	12,124
IFRS 15 adjustment	[1]		(6,767)
Additions	[1]	1,640	3,603
Capitalized finance costs	[1]	93	17
Currency translation adjustment	[1]	33	(499)
Transfers	[1]	(990)	(2,803)
Impairment	[1]	(155)
Disposals	[1]	(2,185)	(3,283)
Ending	[1]	828	2,392	12,124
Undeveloped Properties [Member]
Disclosure of financial assets [line items]
Beginning		3,300	4,116
IFRS 15 adjustment
Additions		563	61
Capitalized finance costs
Currency translation adjustment		543	(217)
Transfers		(33)	(614)
Impairment			(46)
Disposals		(53)
Ending		$ 4,320	$ 3,300	$ 4,116

[1]	Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group's borrowings. The net book value amounted to Ps. 407 as of June 30, 2020 and 2019, respectively. Additionally, the Group has contractual obligations not provisioned related to these plot of lands committed when certain properties were acquired or real estate projects were approved, and amount to Ps. 432 and Ps. 578, respectively. Both projects are expected to be completed in 2029.